Consolidated income statement - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	€ 1,085,354	€ 983,680	€ 843,920
Cost of sales	745,461	663,879	578,515
Gross Profit	339,893	319,801	265,405
Other operating income	10,423	18,850	9,386
Selling and marketing expenses	24,978	26,086	20,448
Research and development expenses	35,672	34,387	29,616
General and administrative expenses	88,946	85,747	62,502
Operating Profit	200,720	192,431	162,225
Finance income	20,250	25,050	21,709
Finance expense	31,417	29,840	18,808
Share of profit of an associate	0	0	547
Profit Before Tax	189,553	187,641	165,673
Income taxes	43,863	44,625	31,404
Net Profit	145,690	143,016	134,269
Net Profit attributable to:
Equity holders of the parent	145,631	142,849	134,321
Non-controlling interests	€ 59	€ 167	€ (52)
Earnings per share
Basic earnings per common share (in EUR)	€ 0.55	€ 0.54	€ 0.53
Diluted earnings per common share (in EUR)	€ 0.55	€ 0.54	€ 0.53